Investments In and Receivables from Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013	Oct. 26, 2009
Investments In and Receivables from Affiliates
Investments in and receivables from affiliates	$ 258,998	$ 264,451
Equity in earnings of affiliates	23,887	17,585	$ 20,513
Dividends received from affiliates	$ 37,300	22,800	34,000
Minimum
Investments In and Receivables from Affiliates
Ownership percentage	20.00%
Maximum
Investments In and Receivables from Affiliates
Ownership percentage	50.00%
MegaMex Foods, LLC
Investments In and Receivables from Affiliates
Ownership percentage	50.00%
Investments in and receivables from affiliates	$ 200,110	208,221
Equity in earnings of affiliates	26,849	14,415	17,261
Excess of investment over the underlying equity in net assets of the joint venture	16,200			$ 21,300
Foreign Joint Ventures
Investments In and Receivables from Affiliates
Investments in and receivables from affiliates	58,888	56,230
Equity in earnings of affiliates	$ (2,962)	$ 3,170	$ 3,252
Foreign Joint Ventures | Minimum
Investments In and Receivables from Affiliates
Ownership percentage	26.00%
Foreign Joint Ventures | Maximum
Investments In and Receivables from Affiliates
Ownership percentage	50.00%